Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Registrant Name	Canadian National Railway Company
Entity Central Index Key	0000016868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	442,071,052
Entity Public Float		35,317,314,034
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY